LEASES (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Operating Lease right-of-use asset		$ 236,000
Current portion of operating lease liabilities		108,000
Non-current portion of operating lease liabilities		139,000
Total operating lease liabilities		247,000
Cash paid for amounts included in the measurement of operating lease liabilities	65,000	126,000
Right-of-use assets obtained in exchange for operating lease liabilities
Weighted-average remaining lease term for operating leases (years)		2 years 3 months 18 days
Weighted average discount rate for operating leases		6.00%
Open World Ltd. [Member]
Operating Lease right-of-use asset	$ 982,858	$ 1,258,424
Current portion of operating lease liabilities	284,651	263,352
Non-current portion of operating lease liabilities	$ 723,844	1,008,495
Weighted-average remaining lease term for operating leases (years)	4 years 3 months
Weighted average discount rate for operating leases	4.35%
2026	$ 321,762
2027	331,432
2028	341,381
2029	85,971
Total undiscounted lease payments	1,080,546
Less: imputed interest	(72,051)
Present value of lease liability	$ 1,008,495,000	$ 1,271,847,000